Acquisition (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Goodwill		¥ 2,166,486	¥ 595,280	¥ 318,943
Major acquisition in 2020
Acquisition
Equity interest acquired (as a percent)				33.10%
Cash consideration				¥ 168,300
Previously held equity interest in equity investments (as a percent)				30.00%
Equity interest after acquisition (as a percent)				63.10%
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Net assets/(liabilities) acquired	[1]			¥ 16,440
Deferred tax liabilities				(60,375)
Goodwill				311,109
Noncontrolling interests				(187,762)
Total				320,912
Major acquisition in 2020 | Trademark
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Amortizable intangible assets	[2]			59,300
Major acquisition in 2020 | Developed technology
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Amortizable intangible assets	[2]			182,200
Major acquisition in 2020 | Investment income, net
Acquisition
Gain in relation to the revaluation of the previously held equity interests				¥ 130,100
Acquisitions in 2021
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Net assets/(liabilities) acquired			76,132
Deferred tax liabilities			(13,293)
Goodwill			276,463
Redeemable noncontrolling interests			(106,368)
Total			311,346
Impairment loss on amortizable intangible assets			¥ 56,800
Impairment of Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income Extensible Enumeration not Disclosed Flag			true
Acquisitions in 2021 | Trademark
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Amortizable intangible assets	[3]		¥ 64,662
Acquisitions in 2021 | Other identified intangible assets
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Amortizable intangible assets	[3]		13,750
Acquisitions in 2021 | Investment income, net
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Loss in relation to the revaluation of the previously held equity interests			¥ 2,500
Acquisitions in 2022
Acquisition
Equity interest acquired (as a percent)		50.50%
Cash consideration		¥ 760,400
Previously held equity interest in equity investments (as a percent)		41.50%
Equity interest after acquisition (as a percent)		92.00%
Gain in relation to the revaluation of the previously held equity interests		¥ 310,400
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Net assets/(liabilities) acquired		(34,671)
Deferred tax liabilities		(104,137)
Goodwill		1,571,206
Noncontrolling interests		(122,983)
Total		1,978,414
Acquisitions in 2022 | Trademark
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Amortizable intangible assets		143,146
Acquisitions in 2022 | Other identified intangible assets
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Amortizable intangible assets		¥ 525,853

[1]	Net assets acquired mainly included cash and cash equivalents as of the date of acquisition.
[2]	Trademark and Developed technology acquired in the acquisition are included in “Copyrights, licenses, domain names, trademark and technology”.
[3]	Trademarks and other identified intangible assets acquired in the acquisitions are included in “Copyrights, licenses, domain names, trademark and technology”, of which impairment loss of RMB56.8 million for the year ended December 31, 2021 was recognised.